LKCM Fixed Income Fund
Schedule of Investments
September 30, 2024 (Unaudited)

CORPORATE BONDS - 64.0%	Par	Value
Aerospace & Defense - 6.0%
L3Harris Technologies, Inc.
5.05%, 06/01/2029 (Callable 05/01/2029)	$4,000,000	$4,120,871
5.40%, 07/31/2033 (Callable 04/30/2033)	5,525,000	5,766,117
RTX Corp.
5.75%, 01/15/2029 (Callable 12/15/2028)	4,000,000	4,238,453
5.15%, 02/27/2033 (Callable 11/27/2032)	2,750,000	2,857,504
		16,982,945

Banks - 3.5%
Bank of America Corp., 4.45%, 03/03/2026	2,000,000	2,003,426
Cullen/Frost Bankers, Inc., 4.50%, 03/17/2027 (Callable 02/17/2027)	3,942,000	3,917,836
JPMorgan Chase & Co.
3.30%, 04/01/2026 (Callable 01/01/2026)	3,500,000	3,457,001
3.20%, 06/15/2026 (Callable 03/15/2026)	636,000	626,903
		10,005,166

Beverages - 0.8%
Keurig Dr Pepper, Inc., 2.55%, 09/15/2026 (Callable 06/15/2026)	2,225,000	2,160,592

Biotechnology - 3.1%
AbbVie, Inc., 4.95%, 03/15/2031 (Callable 01/15/2031)	4,000,000	4,157,891
Amgen, Inc.
2.60%, 08/19/2026 (Callable 05/19/2026)	1,000,000	972,679
5.25%, 03/02/2033 (Callable 12/02/2032)	3,500,000	3,641,763
		8,772,333

Chemicals - 0.9%
Ecolab, Inc.
2.70%, 11/01/2026 (Callable 08/01/2026)	2,000,000	1,949,167
4.80%, 03/24/2030 (Callable 12/24/2029)	500,000	516,002
		2,465,169

Commercial Services & Supplies - 1.8%
Republic Services, Inc., 5.00%, 04/01/2034 (Callable 01/01/2034)	2,500,000	2,573,990
Waste Management, Inc., 4.63%, 02/15/2030 (Callable 12/15/2029)	2,370,000	2,427,939
		5,001,929

Consumer Finance - 0.7%
American Express Co., 4.20%, 11/06/2025 (Callable 10/06/2025)	2,000,000	2,000,290

Consumer Staples Distribution & Retail - 1.0%
Dollar Tree, Inc., 4.00%, 05/15/2025 (Callable 03/15/2025)	3,000,000	2,983,218

Containers & Packaging - 1.5%
Ball Corp., 5.25%, 07/01/2025	4,252,000	4,262,190

Crude Petroleum Extraction - 1.0%
Enterprise Products Operating LLC, 3.75%, 02/15/2025 (Callable 11/15/2024)	2,963,000	2,950,430

Diversified Telecommunication Services - 3.8%
AT&T, Inc., 4.25%, 03/01/2027 (Callable 12/01/2026)	4,235,000	4,247,466
Verizon Communications, Inc.
3.50%, 11/01/2024 (Callable 08/01/2024)	1,750,000	1,747,223
4.13%, 03/16/2027	2,000,000	1,996,973
2.10%, 03/22/2028 (Callable 01/22/2028)	3,000,000	2,798,470
		10,790,132

Electric Utilities - 0.7%
Duke Energy Corp., 4.50%, 08/15/2032 (Callable 05/15/2032)	2,000,000	1,976,934

Electrical Equipment - 2.6%
Emerson Electric Co., 3.15%, 06/01/2025 (Callable 03/01/2025)	7,500,000	7,438,322

Electronic Equipment, Instruments & Components - 1.9%
Trimble, Inc., 6.10%, 03/15/2033 (Callable 12/15/2032)	5,000,000	5,394,834

Food Products - 0.5%
Kraft Heinz Food Co., 4.63%, 01/30/2029 (Callable 10/30/2028)	1,353,000	1,376,928

Ground Transportation - 2.2%
Union Pacific Corp.
3.25%, 01/15/2025 (Callable 11/01/2024)	3,295,000	3,278,553
3.75%, 07/15/2025 (Callable 05/15/2025)	3,025,000	3,009,992
		6,288,545

Health Care Equipment & Supplies - 1.4%
Abbott Laboratories
2.95%, 03/15/2025 (Callable 12/15/2024)	3,925,000	3,894,500
4.75%, 11/30/2036 (Callable 05/30/2036)	200,000	205,057
		4,099,557

Health Care Providers & Services - 3.5%
CVS Health Corp.
3.75%, 04/01/2030 (Callable 01/01/2030)	2,000,000	1,915,763
5.30%, 06/01/2033 (Callable 03/01/2033)	4,000,000	4,085,581
UnitedHealth Group, Inc., 4.25%, 01/15/2029 (Callable 12/15/2028)	4,000,000	4,033,932
		10,035,276

Hotels, Restaurants & Leisure - 0.9%
McDonald's Corp., 3.50%, 07/01/2027 (Callable 05/01/2027)	2,500,000	2,464,978

Life Sciences Tools & Services - 3.4%
Danaher Corp., 3.35%, 09/15/2025 (Callable 06/15/2025)	5,500,000	5,454,369
Thermo Fisher Scientific, Inc., 5.09%, 08/10/2033 (Callable 05/10/2033)	4,000,000	4,181,740
		9,636,109

Oil, Gas & Consumable Fuels - 8.0%
Chevron Corp., 2.95%, 05/16/2026 (Callable 02/16/2026)	1,870,000	1,843,160
ConocoPhillips Co., 5.05%, 09/15/2033 (Callable 06/15/2033)	2,000,000	2,068,495
Devon Energy Corp., 4.50%, 01/15/2030 (Callable 01/15/2025)	4,000,000	3,963,968
Kinder Morgan, Inc., 5.20%, 06/01/2033 (Callable 03/01/2033)	7,300,000	7,385,582
ONEOK, Inc.
6.35%, 01/15/2031 (Callable 10/15/2030)	2,000,000	2,166,735
6.05%, 09/01/2033 (Callable 06/01/2033)	5,000,000	5,340,142
		22,768,082

Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp., 3.70%, 07/29/2025 (Callable 04/29/2025)	2,250,000	2,229,639

Software - 7.4%
Adobe, Inc., 4.80%, 04/04/2029 (Callable 03/04/2029)	700,000	722,920
Intuit, Inc., 5.20%, 09/15/2033 (Callable 06/15/2033)	7,500,000	7,906,657
Oracle Corp.
2.65%, 07/15/2026 (Callable 04/15/2026)	2,000,000	1,944,521
6.15%, 11/09/2029 (Callable 09/09/2029)	3,000,000	3,244,552
4.90%, 02/06/2033 (Callable 11/06/2032)	3,000,000	3,053,861
Roper Technologies, Inc., 4.90%, 10/15/2034 (Callable 07/15/2034)	4,000,000	4,024,265
		20,896,776

Specialized REITs - 2.4%
American Tower Corp.
3.38%, 10/15/2026 (Callable 07/15/2026)	4,030,000	3,960,756
4.05%, 03/15/2032 (Callable 12/15/2031)	3,000,000	2,888,477
		6,849,233

Specialty Retail - 4.2%
Lowe's Cos., Inc., 2.50%, 04/15/2026 (Callable 01/15/2026)	1,000,000	977,092
O'Reilly Automotive, Inc.
4.35%, 06/01/2028 (Callable 03/01/2028)	675,000	677,081
4.20%, 04/01/2030 (Callable 01/01/2030)	2,325,000	2,306,109
4.70%, 06/15/2032 (Callable 03/15/2032)	2,750,000	2,770,774
Tractor Supply Co., 5.25%, 05/15/2033 (Callable 02/15/2033)	5,000,000	5,202,285
		11,933,341
TOTAL CORPORATE BONDS (Cost $179,772,493)		181,762,948

U.S. GOVERNMENT SPONSORED ENTITIES - 23.3%	Par	Value
Federal Home Loan Banks
2.00%, 12/17/2024 (Callable 09/17/2024) (a)	2,500,000	2,485,760
3.05%, 12/30/2024	2,500,000	2,491,197
3.00%, 01/27/2025 (Callable 10/27/2024)	2,200,000	2,186,043
4.00%, 04/14/2025 (Callable 04/14/2024) (a)	5,000,000	5,001,118
3.25%, 06/09/2025 (Callable 12/09/2024)	1,000,000	994,197
1.38%, 10/28/2025 (Callable 10/28/2024) (a)	3,000,000	2,938,609
4.50%, 11/12/2025 (Callable 05/12/2024) (a)	1,505,000	1,516,621
0.75%, 01/27/2026 (a)	3,000,000	2,887,313
2.25%, 02/17/2026 (Callable 02/17/2025) (a)	2,500,000	2,466,163
2.38%, 03/13/2026	3,575,000	3,509,227
1.25%, 03/30/2026 (Callable 03/30/2025) (a)	3,000,000	2,909,488
2.00%, 05/26/2026 (Callable 05/26/2024) (a)	2,500,000	2,432,625
1.25%, 10/28/2026 (Callable 10/28/2024) (a)	3,000,000	2,900,677
1.25%, 11/10/2026 (Callable 11/10/2024)	3,000,000	2,846,941
2.00%, 01/25/2027 (Callable 10/25/2024) (a)	2,500,000	2,444,805
4.00%, 03/10/2027 (Callable 12/10/2024) (a)	3,150,000	3,137,135
4.00%, 05/24/2027 (Callable 11/24/2024) (a)	2,650,000	2,642,974
4.50%, 09/29/2027	1,750,000	1,794,659
1.00%, 01/27/2028 (a)	4,000,000	3,667,017
1.50%, 11/16/2028 (Callable 11/16/2024) (a)	3,000,000	2,835,379
2.82%, 06/27/2029 (Callable 10/08/2024)	4,000,000	3,825,075
1.25%, 09/30/2031 (Callable 12/30/2024) (a)	3,000,000	2,688,414
1.75%, 12/15/2033 (Callable 12/15/2024) (a)	2,500,000	2,252,542
Federal Home Loan Mortgage Corp, 0.75%, 05/28/2025 (Callable 05/28/2024)	3,500,000	3,422,567
TOTAL U.S. GOVERNMENT SPONSORED ENTITIES (Cost $68,382,631)		66,276,546

U.S. GOVERNMENT ISSUES - 9.2%	Par	Value
United States Treasury Note/Bond
4.63%, 06/30/2025	2,000,000	2,007,068
5.00%, 08/31/2025	4,000,000	4,034,069
4.25%, 01/31/2026	2,000,000	2,011,172
4.63%, 11/15/2026	500,000	509,961
4.13%, 09/30/2027	400,000	406,352
4.00%, 10/31/2029	2,000,000	2,036,211
4.13%, 11/15/2032	8,500,000	8,737,402
4.50%, 11/15/2033	3,000,000	3,165,352
4.00%, 02/15/2034	3,000,000	3,048,984
TOTAL U.S. GOVERNMENT ISSUES (Cost $25,735,463)		25,956,571

U.S. TREASURY SECURITIES - 1.8%	Par	Value
United States Treasury Note/Bond
4.50%, 05/15/2027	2,300,000	2,351,660
5.38%, 02/15/2031	2,500,000	2,752,735
TOTAL U.S. TREASURY SECURITIES (Cost $4,870,787)		5,104,395

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%	Shares
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 4.85% (b)	2,740,527	2,740,527
TOTAL SHORT-TERM INVESTMENTS (Cost $2,740,527)		2,740,527

TOTAL INVESTMENTS - 99.3% (Cost $281,501,901)		281,840,987
Other Assets in Excess of Liabilities - 0.7%		2,124,714
TOTAL NET ASSETS - 100.0%		$283,965,701

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Step coupon bond. The rate disclosed is as of September 30, 2024.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Investments are classified by industry pursuant to the Global Industry Classification Standard (“GICS®”), which was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Fair Value Measurement Summary at September 30, 2024 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price (“NOCP”). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures contracts and options on futures contracts are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued by the Adviser in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a security must be fair valued. In many cases, fixed-income and foreign securities are not considered to have a “readily available market quotation” under the Valuation Rule. Accordingly, such securities typically are fair valued. The Valuation Rule permits the Fund’s board to designate the Fund’s investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2024, the Fund’s assets carried at fair value were classified as follows:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$181,762,948	$–	$181,762,948
U.S. Government Sponsored Entities	–	66,276,546	–	66,276,546
U.S. Government Issues	–	25,956,571	–	25,956,571
U.S. Treasury Securities	–	5,104,395	–	5,104,395
Short-Term Investments	2,740,527	–	–	2,740,527
Total Investments*	$2,740,527	$279,100,460	$–	$281,840,987

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

LKCM Fixed Income Fund
Sector Classification
September 30, 2024 (Unaudited)

Sectors:	% Net Assets
U.S. Government Sponsored Entities	23.5%
Industrials	12.7%
Health Care	11.5%
Government Bonds	11.0%
Information Technology	10.1%
Energy	9.1%
Consumer Discretionary	5.1%
Financials	4.3%
Communication Services	3.8%
Materials	2.4%
Real Estate	2.4%
Consumer Staples	2.3%
Cash & Others	1.8%